UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bingham Osborn & Scarborough, LLC
Address: 345 California Street, Suite 1100

         San Francisco, CA  94104

13F File Number:  28-10638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carol Benz
Title:     Chief Operations Officer
Phone:     (415)-781-8535

Signature, Place, and Date of Signing:

     /s/  Carol Benz     San Francisco, CA     October 23, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     80

Form13F Information Table Value Total:     $295,063 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      333     4473 SH       SOLE                     4473        0        0
ABBOTT LABS                    COM              002824100      218     4486 SH       SOLE                     4486        0        0
ACACIA RESH CORP               COMBIMTRX  COM   003881208       12    12339 SH       SOLE                    12339        0        0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     1353    21760 SH       SOLE                    21760        0        0
ALLSTATE CORP                  COM              020002101      338     5385 SH       SOLE                     5385        0        0
ALLTEL CORP                    COM              020039103      216     3899 SH       SOLE                     3899        0        0
ALTRIA GROUP INC               COM              02209s103      234     3063 SH       SOLE                     3063        0        0
AMERICAN EXPRESS CO            COM              025816109      226     4028 SH       SOLE                     4028        0        0
AMGEN INC                      COM              031162100      305     4260 SH       SOLE                     4260        0        0
APPLERA CORP                   COM AP BIO GRP   038020103      212     6400 SH       SOLE                     6400        0        0
ARGONAUT GROUP INC             COM              040157109      638    20545 SH       SOLE                    20545        0        0
AT&T INC                       COM              00206R102      210     6444 SH       SOLE                     6444        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1217    22721 SH       SOLE                    22721        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      862        9 SH       SOLE                        9        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      254       80 SH       SOLE                       80        0        0
BOSTON PRIVATE FINL HLDGS IN   COM              101119105     3201   114826 SH       SOLE                   114826        0        0
BP PLC                         SPONSORED ADR    055622104      668    10182 SH       SOLE                    10182        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      244     9772 SH       SOLE                     9772        0        0
CHEVRON CORP NEW               COM              166764100     1155    17801 SH       SOLE                    17801        0        0
CISCO SYS INC                  COM              17275R102      627    27285 SH       SOLE                    27285        0        0
CITIGROUP INC                  COM              172967101     1413    28445 SH       SOLE                    28445        0        0
DIAMONDS TR                    UNIT SER 1       252787106    12196   104473 SH       SOLE                   104473        0        0
ELAN PLC                       ADR              284131208      440    28184 SH       SOLE                    28184        0        0
EXXON MOBIL CORP               COM              30231G102     3054    45510 SH       SOLE                    45510        0        0
FAIR ISAAC CORP                COM              303250104      219     5996 SH       SOLE                     5996        0        0
GENERAL ELECTRIC CO            COM              369604103     2977    84329 SH       SOLE                    84329        0        0
GOLDEN WEST FINL CORP DEL      COM              381317106      200     2592 SH       SOLE                     2592        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      274     1618 SH       SOLE                     1618        0        0
HEWLETT PACKARD CO             COM              428236103      260     7084 SH       SOLE                     7084        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      689     7526 SH       SOLE                     7526        0        0
ILOG S A                       SPONSORED ADR    452360100      185    15393 SH       SOLE                    15393        0        0
INTEL CORP                     COM              458140100      353    17138 SH       SOLE                    17138        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      917    11190 SH       SOLE                    11190        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    30311   447398 SH       SOLE                   447398        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2989    38778 SH       SOLE                    38778        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      783    10613 SH       SOLE                    10613        0        0
ISHARES TR                     RUSSELL 2000     464287655      265     3679 SH       SOLE                     3679        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      229     2365 SH       SOLE                     2365        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      547     8927 SH       SOLE                     8927        0        0
ISHARES TR                     S&P 500 INDEX    464287200    95858   716696 SH       SOLE                   716696        0        0
ISHARES TR                     DJ US TECH SEC   464287721     1004    19543 SH       SOLE                    19543        0        0
ISHARES TR                     1-3 YR TRS BD    464287457     1468    18273 SH       SOLE                    18273        0        0
ISHARES TR                     DJ US UTILS      464287697      813     9813 SH       SOLE                     9813        0        0
ISHARES TR                     DJ SEL DIV INX   464287168      472     7108 SH       SOLE                     7108        0        0
ISHARES TR                     GLDM SACHS TEC   464287549      884    18389 SH       SOLE                    18389        0        0
ISHARES TR                     RUSSELL 1000     464287622     7719   106857 SH       SOLE                   106857        0        0
JOHNSON & JOHNSON              COM              478160104     1141    17569 SH       SOLE                    17569        0        0
KIMBERLY CLARK CORP            COM              494368103      247     3779 SH       SOLE                     3779        0        0
MATTEL INC                     COM              577081102      341    17300 SH       SOLE                    17300        0        0
MERCK & CO INC                 COM              589331107      274     6551 SH       SOLE                     6551        0        0
MICROSOFT CORP                 COM              594918104      741    27108 SH       SOLE                    27108        0        0
MORGAN STANLEY                 COM NEW          617446448      233     3194 SH       SOLE                     3194        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104    28771   707769 SH       SOLE                   707769        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      335     6964 SH       SOLE                     6964        0        0
OPENTV CORP                    CL A             G67543101       99    34777 SH       SOLE                    34777        0        0
ORACLE CORP                    COM              68389X105      247    13896 SH       SOLE                    13896        0        0
PEPSICO INC                    COM              713448108      537     8224 SH       SOLE                     8224        0        0
PFIZER INC                     COM              717081103      681    24027 SH       SOLE                    24027        0        0
PRINCIPAL FINANCIAL GROUP IN   COM              74251V102      204     3765 SH       SOLE                     3765        0        0
PROCTER & GAMBLE CO            COM              742718109     1187    19152 SH       SOLE                    19152        0        0
QUALCOMM INC                   COM              747525103      245     6741 SH       SOLE                     6741        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      315     4760 SH       SOLE                     4760        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      936    52254 SH       SOLE                    52254        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      743    21857 SH       SOLE                    21857        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2601   118212 SH       SOLE                   118212        0        0
SERVIDYNE INC                  COM              81765M106       72    18409 SH       SOLE                    18409        0        0
SOUTHERN CO                    COM              842587107      214     6202 SH       SOLE                     6202        0        0
SPDR TR                        UNIT SER 1       78462F103    65259   488538 SH       SOLE                   488538        0        0
STELLENT INC                   COM              85856W105      981    90533 SH       SOLE                    90533        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104      388     6530 SH       SOLE                     6530        0        0
SYSCO CORP                     COM              871829107      207     6200 SH       SOLE                     6200        0        0
TELEDYNE TECHNOLOGIES INC      COM              879360105      300     7580 SH       SOLE                     7580        0        0
TODD SHIPYARDS CORP DEL        COM              889039103     1901   105241 SH       SOLE                   105241        0        0
UNITRIN INC                    COM              913275103     1055    23895 SH       SOLE                    23895        0        0
US BANCORP DEL                 COM NEW          902973304      326     9808 SH       SOLE                     9808        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     4421    61498 SH       SOLE                    61498        0        0
WELLS FARGO & CO NEW           COM              949746101      362    10017 SH       SOLE                    10017        0        0
WESTAMERICA BANCORPORATION     COM              957090103      279     5516 SH       SOLE                     5516        0        0
ZIMMER HLDGS INC               COM              98956P102      261     3866 SH       SOLE                     3866        0        0
ZIPREALTY INC                  COM              98974V107      117    15906 SH       SOLE                    15906        0        0